MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS September 30, 2000
                                Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended September 30, 2000, investors' attention was focused on rising oil prices, a declining euro and the prospects for companies missing estimates during the upcoming earnings season. Concerns about these three events led to increased volatility in the stock market, continuing the rapid rotation between old- and new-economy stocks that has been a theme throughout 2000. Technology stocks, as measured by the Nasdaq index, reflected the extremes that have been experienced by the markets this year. The Nasdaq was down 5 percent in July but roared back in August, gaining 12 percent, only to cool materially in September, declining almost 13 percent.

Since the beginning of the year we have seen investor interest rotate from technology into more defensive stocks, such as health care issues, and most recently financials. In 1999 the market had become extremely narrow with only a few large-capitalization technology stocks, such as Microsoft, Cisco and Intel, responsible for most of the market's performance. In 2000, the market broadened significantly, with 60 percent of the stocks in the Standard & Poor's 500 Index (S&P 500) outperforming the index as a whole, compared to 30 percent in 1999.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended September 30, 2000, Morgan Stanley Dean Witter Growth Fund's Class B shares returned -5.33 percent, compared to a return of -3.60 percent for the S&P 500 Index.* For the same period, the Fund's Class A, C and D shares had total returns of -5.16 percent, -5.54 percent and -5.08 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total

---------------------
* The Standard & Poor's 500 Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Dean Witter Investment Management, the Fund's sub-advisor, the Fund's portfolio is generally diversified among 75 to 100 issues. The portfolio typically holds a balance of classic growth stocks such as Home Depot, General Electric and Cisco, and less well-known growth names such as Tyco International and United Technologies. A hallmark of the sub-advisor's strategy is its philosophy of opportunistic concentration, of which the Fund's weighting in Tyco is a good example. The Fund can own up to 10 percent of its assets in a single name. The sub-advisor believes that this willingness to invest according to its convictions should lead to attractive performance as well as limit portfolio turnover caused by tight weighting restrictions. In addition, the top ten holdings will typically represent 35 to 45 percent of the portfolio.

Security selection is driven by fundamental equity research, with portfolios built by using a bottom-up approach. The sub-advisor seeks companies with an understandable and compelling business strategy, a strong management team and clear shareholder orientation, market or niche dominance, and most importantly the prospect of strong earnings growth.

For the period under review, the top contributors to the Fund's performance relative to the S&P 500 were Warner Lambert (now fully merged with Pfizer), AT&T, Ciena, Nortel Networks and United Technologies. An overweighted position in capital goods and health care significantly contributed to performance on both an absolute and a relative basis. However, underweighted positions in financials and utilities were the primary reasons for the Fund's underperformance relative to the S&P 500.


LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management believes the Federal Reserve Board has engineered a soft landing and may well be finished with its current round of interest-rate increases. Inflation has picked up modestly but is still, in the sub-advisor's view, benign. Government budget surpluses around the world and the influence of the Internet as a de facto price deflator, combined with modest inflation, all have the effect of keeping interest rates in check. The sub-advisor believes that this scenario should bode well for growth stock investors.

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,




/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER GROWTH FUND
FUND PERFORMANCE SEPTEMBER 30, 2000

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 9/30/00
---------------------------
1 Year                              27.25%(1)        20.57%(2)
Since Inception (7/28/97)           20.24%(1)        18.22%(2)



                       CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 9/30/00
---------------------------
1 Year                              26.23%(1)        25.23%(2)
Since Inception (7/28/97)           19.33%(1)        19.33%(2)






                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 9/30/00
---------------------------
1 Year                              26.81%(1)        21.81%(2)
5 Years                             20.40%(1)        20.20%(2)
Since Inception (5/29/92)           16.77%(1)        16.77%(2)


              CLASS D SHARES++
---------------------------------------------------------------
PERIOD ENDED 9/30/00
---------------------------
1 Year                              27.56%(1)
Since Inception (7/28/97)           20.52%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited)




    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (97.0%)
                    Advertising/Marketing
                      Services (0.4%)
   81,000           Omnicom Group, Inc. ..................   $   5,907,937
                                                             -------------
                    Aerospace & Defense (2.9%)
  338,900           General Dynamics Corp. ...............      21,287,156
  283,400           General Motors Corp. (Class H)* ......      10,536,812
  187,300           Textron, Inc. ........................       8,639,212
                                                             -------------
                                                                40,463,180
                                                             -------------
                    Apparel/Footwear Retail (0.8%)
  569,400           Intimate Brands, Inc. ................      10,640,662
                                                             -------------
                    Beverages: Alcoholic (1.0%)
  337,400           Anheuser-Busch Companies, Inc.........      14,276,237
                                                             -------------
                    Beverages: Non-Alcoholic (1.2%)
  357,600           PepsiCo, Inc. ........................      16,449,600
                                                             -------------
                    Biotechnology (1.2%)
   84,950           Amgen Inc.* ..........................       5,931,899
   18,200           Ciphergen Biosystem Inc.* ............         582,400
   28,600           Genentech, Inc.* .....................       5,310,662
   13,600           Millennium Pharmaceuticals, Inc.*            1,986,450
   81,100           Tularik Inc.* ........................       2,676,300
                                                             -------------
                                                                16,487,711
                                                             -------------
                    Broadcasting (0.7%)
  168,296           Clear Channel Communications,
                      Inc.* ..............................       9,508,724
                                                             -------------
                    Cable/Satellite TV (2.4%)
1,110,300           AT&T Corp.-Liberty Media Group
                      (Class A)* .........................      19,985,400
  323,900           Comcast Corp. (Class A Special)*......      13,259,656
                                                             -------------
                                                                33,245,056
                                                             -------------
                    Chemicals: Agricultural (0.0%)
   14,400           Eden Bioscience Corp.* ...............         475,200
                                                             -------------
                    Computer Communications (5.6%)
    9,600           Brocade Communications
                      Systems, Inc.* .....................       2,265,600
1,086,252           Cisco Systems, Inc.* .................      60,015,423
    9,100           Cosine Communications Inc.* ..........         505,619
   16,000           Extreme Networks, Inc.* ..............       1,832,000
   10,900           Inrange Technologies Corp
                      (Class B)* .........................         577,700
   53,600           Juniper Networks, Inc.* ..............      11,735,050
   22,500           McDATA Corp. - (Class B)* ............       2,765,039
                                                             -------------
                                                                79,696,431
                                                             -------------

    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    Computer Peripherals (2.3%)
  217,300           EMC Corp.* ...........................   $  21,539,862
   28,000           QLogic Corp.* ........................       2,464,000
  121,900           Seagate Technology, Inc.* ............       8,411,100
                                                             -------------
                                                                32,414,962
                                                             -------------
                    Computer Processing
                      Hardware (3.8%)
  143,100           Compaq Computer Corp. ................       3,946,698
   94,500           Hewlett-Packard Co. ..................       9,166,500
  141,700           International Business Machines
                      Corp. ..............................      15,941,250
  215,900           Sun Microsystems, Inc.* ..............      25,206,325
                                                             -------------
                                                                54,260,773
                                                             -------------
                    Discount Stores (1.1%)
   81,000           Dollar Tree Stores, Inc.* ............       3,285,562
  267,200           Wal-Mart Stores, Inc. ................      12,859,000
                                                             -------------
                                                                16,144,562
                                                             -------------
                    Electric Utilities (0.1%)
   62,600           Southern Energy Inc.* ................       1,964,075
                                                             -------------
                    Electrical Products (0.0%)
    6,900           Proton Energy Systems, Inc.* .........         197,512
                                                             -------------
                    Electronic Components (0.3%)
   52,300           Sanmina Corp.* .......................       4,896,587
                                                             -------------
                    Electronic Equipment/
                      Instruments (1.3%)
   49,228           Gemstar-TV Guide International,
                    Inc.* ................................       4,292,066
  155,200           JDS Uniphase Corp.* ..................      14,695,500
                                                             -------------
                                                                18,987,566
                                                             -------------
                    Electronic Production Equipment (1.7%)
  350,800           Applied Materials, Inc.* .............      20,806,825
   87,700           ASM Lithography Holding NV *..........       2,833,806
                                                             -------------
                                                                23,640,631
                                                             -------------
                    Engineering & Construction (0.3%)
  206,200           SpectraSite Holdings, Inc.* ..........       3,827,587
                                                             -------------
                    Finance/Rental/Leasing (1.0%)
  258,100           Freddie Mac ..........................      13,953,531
                                                             -------------
                    Financial Conglomerates (3.0%)
  264,300           American Express Co. .................      16,056,225
  478,866           Citigroup, Inc. ......................      25,888,693
                                                             -------------
                                                                41,944,918
                                                             -------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    Food Retail (0.5%)
  169,400           Safeway Inc.* ........................   $   7,908,863
                                                             -------------
                    Food: Major Diversified (0.3%)
   60,700           Quaker Oats Company (The) ............       4,802,888
                                                             -------------
                    Home Improvement Chains (2.8%)
  752,350           Home Depot, Inc. (The) ...............      39,921,572
                                                             -------------
                    Hospital/Nursing Management (0.4%)
  148,300           HCA-The Healthcare Company ...........       5,505,638
                                                             -------------
                    Household/Personal Care (0.6%)
  134,900           Procter & Gamble Co. (The) ...........       9,038,300
                                                             -------------
                    Industrial Conglomerates (15.5%)
1,248,200           General Electric Co. .................      72,005,538
1,677,200           Tyco International Ltd. (Bermuda)           87,004,750
  860,000           United Technologies Corp. ............      59,555,000
                                                             -------------
                                                               218,565,288
                                                             -------------
                    Information Technology Services (0.3%)
   43,000           StorageNetworks, Inc.* ...............       4,394,063
                                                             -------------
                    Internet Software/Services (0.9%)
   40,500           Inktomi Corp.* .......................       4,617,000
   20,300           VeriSign, Inc.* ......................       4,112,019
   40,500           Yahoo! Inc.* .........................       3,685,500
                                                             -------------
                                                                12,414,519
                                                             -------------
                    Investment Banks/Brokers (1.1%)
  229,000           Merrill Lynch & Co., Inc. ............      15,114,000
                                                             -------------
                    Major Banks (2.3%)
  397,200           Bank of New York Co., Inc. ...........      22,268,025
  248,000           FleetBoston Financial Corp. ..........       9,672,000
                                                             -------------
                                                                31,940,025
                                                             -------------
                    Major Telecommunications (3.1%)
  288,451           AT&T Corp. ...........................       8,473,248
  497,820           Verizon Communications ...............      24,113,156
  385,250           WorldCom, Inc.* ......................      11,701,969
                                                             -------------
                                                                44,288,373
                                                             -------------
                    Media Conglomerates (3.0%)
  384,600           Time Warner Inc. .....................      30,094,950
  207,246           Viacom, Inc. (Class B)
                      (Non-Voting)* ......................      12,123,891
                                                             -------------
                                                                42,218,841
                                                             -------------
                    Medical Specialties (0.5%)
   61,500           PE Corporation-PE Biosystems
                      Group ..............................       7,164,750
                                                             -------------

    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    Multi-Line Insurance (1.2%)
  173,250           American International Group,
                      Inc. ...............................   $  16,577,859
                                                             -------------
                    Packaged Software (3.8%)
  506,000           Microsoft Corp.* .....................      30,486,500
  296,900           Oracle Corp.* ........................      23,380,875
                                                             -------------
                                                                53,867,375
                                                             -------------
                    Pharmaceuticals: Major (11.4%)
  137,900           Abbott Laboratories ..................       6,558,869
  343,500           American Home Products Corp. .........      19,429,219
  179,900           Bristol-Myers Squibb Co. .............      10,276,788
   92,500           Johnson & Johnson ....................       8,689,219
  103,500           Lilly (Eli) & Co. ....................       8,396,438
  190,400           Merck & Co., Inc. ....................      14,172,900
1,639,000           Pfizer Inc. ..........................      73,652,563
  321,060           Pharmacia Corp. ......................      19,323,799
                                                             -------------
                                                               160,499,795
                                                             -------------
                    Restaurants (0.2%)
  100,600           Brinker International, Inc.* .........       3,030,575
                                                             -------------
                    Semiconductors (7.7%)
   40,500           Analog Devices, Inc.* ................       3,343,781
   40,500           Broadcom Corp. (Class A)* ............       9,871,875
   67,500           Infineon Technologies AG (ADR)
                      (Germany)* .........................       3,206,250
  971,600           Intel Corp. ..........................      40,382,125
  114,700           Intersil Holding Corp. * .............       5,720,663
  278,500           Maxim Integrated Products, Inc.*......      22,401,844
   35,800           PMC-Sierra, Inc.* ....................       7,705,950
  312,500           Texas Instruments, Inc. ..............      14,746,094
   26,700           TranSwitch Corp.* ....................       1,702,125
                                                             -------------
                                                               109,080,707
                                                             -------------
                    Specialty Stores (0.2%)
   83,700           Tiffany & Co. ........................       3,227,681
                                                             -------------
                    Specialty Telecommunications (0.7%)
  127,828           Global Crossing Ltd. (Bermuda)*.......       3,962,668
   82,000           Pinnacle Holdings, Inc.* .............       2,183,250
   87,700           TyCom, Ltd.* .........................       3,365,488
                                                             -------------
                                                                 9,511,406
                                                             -------------
                    Telecommunication Equipment (7.5%)
  466,800           American Tower Corp. (Class A)*.......      17,592,525
   94,500           CIENA Corp.* .........................      11,605,781
   54,000           Corning Inc. .........................      16,038,000
  270,500           Lucent Technologies Inc. .............       8,267,156
  387,200           Motorola, Inc. .......................      10,938,400

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited) continued


 NUMBER OF
  SHARES                                                     VALUE
-----------------------------------------------------------------------
626,700      Nortel Networks Corp. (Canada) ........   $  37,327,819
 60,700      Scientific-Atlanta, Inc. ..............       3,862,038
                                                       -------------
                                                         105,631,719
                                                       -------------
             Tobacco (0.6%)
275,600      Philip Morris Companies, Inc. .........       8,112,975
                                                       -------------
             Wireless Communications (1.3%)
349,000      Crown Castle International Corp.*......      10,840,813
123,200      Nextel Communications, Inc.
               (Class A)* ..........................       5,759,600
 33,700      SBA Communications Corp.* .............       1,413,294
                                                       -------------
                                                          18,013,707
                                                       -------------
             TOTAL COMMON STOCKS
             (Cost $956,115,610) ...................   1,370,214,361
                                                       -------------
             PREFERRED STOCK (0.5%)
             Media Conglomerates
151,300      News Corporation Ltd. (The)
               (ADR) (Australia)
               (Cost $6,777,510) ...................       7,092,187
                                                       -------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
             SHORT-TERM INVESTMENT (a) (1.4%)
             U.S. GOVERNMENT AGENCY
$ 20,000     Federal National Mortgage Assoc.
               6.32% due 10/02/00
               (Cost $19,995,319) ..................      19,995,319
                                                       -------------

TOTAL INVESTMENTS
(Cost $982,888,439) (b) .........           98.9%      1,397,301,867
OTHER ASSETS IN EXCESS OF
LIABILITIES .....................            1.1          15,557,377
                                           -----      --------------
NET ASSETS ......................          100.0%     $1,412,859,244
                                           =====      ==============

--------------------------------

ADR  American Depository Receipt.

*    Non-income producing security.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $446,052,489 and the aggregate gross unrealized depreciation is $31,639,061, resulting in net unrealized appreciation of $414,413,428.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
   (cost $982,888,439) .............................  $1,397,301,867
Cash ...............................................          97,328
Receivable for:
     Investments sold ..............................      25,039,015
     Shares of beneficial interest sold ............       3,067,170
     Dividends .....................................         759,242
Prepaid expenses and other assets ..................          80,770
                                                      --------------
    TOTAL ASSETS ...................................   1,426,345,392
                                                      --------------
LIABILITIES:
Payable for:
     Investments purchased .........................      11,139,546
     Investment management fee .....................         922,417
     Plan of distribution fee ......................         743,904
     Shares of beneficial interest repurchased .....         509,510
Accrued expenses and other payables ................         170,771
                                                      --------------
    TOTAL LIABILITIES ..............................      13,486,148
                                                      --------------
    NET ASSETS .....................................  $1,412,859,244
                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................    $942,199,163
Net unrealized appreciation ........................     414,413,428
Accumulated net investment loss ....................      (5,030,017)
Accumulated undistributed net realized gain ........      61,276,670
                                                      --------------
    NET ASSETS .....................................  $1,412,859,244
                                                      ==============
CLASS A SHARES:
Net Assets .........................................     $17,298,277
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................         901,568
    NET ASSET VALUE PER SHARE ......................          $19.19
                                                              ======
    MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of net
      asset value) .................................          $20.25
                                                              ======
CLASS B SHARES:
Net Assets .........................................  $1,323,257,407
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................      70,062,995
    NET ASSET VALUE PER SHARE ......................          $18.89
                                                              ======
CLASS C SHARES:
Net Assets .........................................     $18,935,139
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................       1,016,528
    NET ASSET VALUE PER SHARE ......................          $18.63
                                                              ======
CLASS D SHARES:
Net Assets .........................................     $53,368,421
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................       2,754,661
    NET ASSET VALUE PER SHARE ......................          $19.37
                                                              ======

STATEMENT OF OPERATIONS
For the six months ended September 30, 2000 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $2,734 foreign withholding
   tax) ...........................................  $    4,153,295
Interest ..........................................         947,210
                                                     --------------
    TOTAL INCOME ..................................       5,100,505
                                                     --------------
EXPENSES
Investment management fee .........................       5,285,521
Plan of distribution fee (Class A shares) .........          19,684
Plan of distribution fee (Class B shares) .........       4,028,213
Plan of distribution fee (Class C shares) .........          75,735
Transfer agent fees and expenses ..................         406,093
Registration fees .................................         140,594
Professional fees .................................          68,799
Custodian fees ....................................          51,918
Shareholder reports and notices ...................          37,818
Trustees' fees and expenses .......................           7,050
Other .............................................           9,097
                                                     --------------
    TOTAL EXPENSES ................................      10,130,522
                                                     --------------
    NET INVESTMENT LOSS ...........................      (5,030,017)
                                                     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................      63,097,888
Net change in unrealized appreciation .............    (135,767,313)
                                                     --------------
    NET LOSS ......................................     (72,669,425)
                                                     --------------
NET DECREASE ......................................  $  (77,699,442)
                                                     ==============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                              FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED              ENDED
                                                          SEPTEMBER 30, 2000      MARCH 31, 2000
--------------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $   (5,030,017)      $   (8,680,288)
Net realized gain ....................................          63,097,888          182,640,866
Net change in unrealized appreciation ................        (135,767,313)         212,096,520
                                                            --------------       --------------
   NET INCREASE (DECREASE) ...........................         (77,699,442)         386,057,098
                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................          (1,369,662)            (835,214)
Class B shares .......................................        (119,496,418)         (98,247,672)
Class C shares .......................................          (1,389,392)            (481,656)
Class D shares .......................................          (2,101,994)            (244,877)
                                                            --------------       --------------
   TOTAL DISTRIBUTIONS ...............................        (124,357,466)         (99,809,419)
                                                            --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................         248,572,784          157,445,214
                                                            --------------       --------------
   NET INCREASE ......................................          46,515,876          443,692,893
NET ASSETS:
Beginning of period ..................................       1,366,343,368          922,650,475
                                                            --------------       --------------
   END OF PERIOD
   (Including a net investment loss of $5,030,017 and
   $0, respectively) .................................      $1,412,859,244       $1,366,343,368
                                                            ==============       ==============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") and/or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,964,623 at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

and Class C shares of $69, $272,440 and $3,369, respectively and received $59,385 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2000 aggregated $486,861,240 and $358,676,886, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor, and Sub-Advisor, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $3,700.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                FOR THE SIX                      FOR THE YEAR
                                               MONTHS ENDED                          ENDED
                                            SEPTEMBER 30, 2000                  MARCH 31, 2000
                                     --------------------------------- ---------------------------------
                                               (unaudited)
                                         SHARES             AMOUNT            SHARES           AMOUNT
                                     -------------    --------------        ---------    --------------
CLASS A SHARES
Sold ...............................       355,532    $    7,261,200          529,435    $    9,785,216
Reinvestment of distributions ......        69,431         1,328,217           44,982           806,215
Redeemed ...........................      (193,179)       (3,908,315)        (192,300)       (3,391,567)
                                     -------------    --------------        ---------    --------------
Net increase - Class A .............       231,784         4,681,102          382,117         7,199,864
                                     -------------    --------------        ---------    --------------
CLASS B SHARES
Sold ...............................     9,257,701       185,824,233       11,699,278       224,799,498
Reinvestment of distributions ......     5,861,618       110,491,503        5,194,537        91,185,616
Redeemed ...........................    (5,263,811)     (106,269,415)      (9,773,486)     (182,289,872)
                                     -------------    --------------       ----------    --------------
Net increase - Class B .............     9,855,508       190,046,321        7,120,329       133,695,242
                                     -------------    --------------       ----------    --------------
CLASS C SHARES
Sold ...............................       465,870         9,259,438          442,621         8,420,352
Reinvestment of distributions ......        72,160         1,342,899           26,376           467,128
Redeemed ...........................       (65,031)       (1,288,525)        (103,410)       (1,923,844)
                                     -------------    --------------       ----------    --------------
Net increase - Class C .............       472,999         9,313,812          365,587         6,963,636
                                     -------------    --------------       ----------    --------------
CLASS D SHARES
Sold ...............................     2,187,548        44,591,487          763,875        14,957,910
Reinvestment of distributions ......        91,172         1,760,527            9,673           186,024
Redeemed ...........................       (88,935)       (1,820,465)        (298,432)       (5,557,462)
                                     -------------    --------------       ----------    --------------
Net increase - Class D .............     2,189,785        44,531,549          475,116         9,586,472
                                     -------------    --------------       ----------    --------------
Net increase in Fund ...............    12,750,076    $  248,572,784        8,343,149    $  157,445,214
                                     =============    ==============       ==========    ==============

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

As of March 31, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                            FOR THE SIX
                                                           MONTHS ENDED
                                                        SEPTEMBER 30, 2000
                                                     ------------------------
                                                             (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............          $22.32
                                                              ------
Income (loss) from investment operations:
 Net investment loss ...............................           (0.04)
 Net realized and unrealized gain (loss) ...........           (1.12)
                                                              ------
Total income (loss) from investment operations .....           (1.16)
                                                              ------
Less distributions from net realized gain ..........           (1.97)
                                                              ------
Net asset value, end of period .....................          $19.19
                                                              ======
TOTAL RETURN+ ......................................           (5.16)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................            1.13 %(2)(3)
Net investment loss ................................           (0.39)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............         $17,298
Portfolio turnover rate ............................              27 %(1)



                                                                                             FOR THE PERIOD
                                                        FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                            ENDED              ENDED             THROUGH
                                                       MARCH 31, 2000     MARCH 31, 1999     MARCH 31, 1998
                                                     --------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $17.34             $15.17             $17.58
                                                          -------            -------            -------
Income (loss) from investment operations:
 Net investment loss ...............................       (0.09)             (0.05)             (0.04)
 Net realized and unrealized gain (loss) ...........        6.89               2.55               2.28
                                                          -------            -------            -------
Total income (loss) from investment operations .....        6.80               2.50               2.24
                                                          -------            -------            -------
Less distributions from net realized gain ..........       (1.82)             (0.33)             (4.65)
                                                          -------            -------            -------
Net asset value, end of period .....................      $22.32             $17.34             $15.17
                                                          =======            =======            =======
TOTAL RETURN+ ......................................       42.32%             16.87%             13.84%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................        1.13%(3)           1.19 %(3)          1.33%(2)
Net investment loss ................................       (0.48)%(3)         (0.29)%(3)         (0.34)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............     $14,947             $4,987               $647
Portfolio turnover rate ............................          81%               113%                77%

-------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                           FOR THE SIX
                                                          MONTHS ENDED
                                                      SEPTEMBER 30, 2000++
                                                    ------------------------
                                                              (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............              $22.04
                                                              ----------
Income (loss) from investment operations:
 Net investment loss ..............................               (0.07)
 Net realized and unrealized gain (loss) ..........               (1.11)
                                                              ----------
Total income (loss) from investment
operations ........................................               (1.18)
                                                              ----------
Less distributions from net realized gain .........               (1.97)
                                                              ----------
Net asset value, end of period ....................              $18.89
                                                              ==========
TOTAL RETURN+  ....................................               (5.33)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................                1.50 %(2)(3)
Net investment loss ...............................               (0.76)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........          $1,323,257
Portfolio turnover rate ...........................                  27 %(1)



                                                                            FOR THE YEAR ENDED MARCH 31,
                                                    -----------------------------------------------------------------------------
                                                          2000++             1999++         1998*++         1997         1996
                                                    ------------------ ------------------ ------------ ------------- ------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............           $17.20         $15.12           $15.09       $15.09          12.11
                                                           ----------       --------         --------     --------         -----
Income (loss) from investment operations:
 Net investment loss ..............................            (0.15)         (0.11)           (0.11)       (0.12)         (0.11)
 Net realized and unrealized gain (loss) ..........             6.81           2.52             6.07         1.39           3.09
                                                           ----------       --------         --------     --------         -----
Total income (loss) from investment
operations ........................................             6.66           2.41             5.96         1.27           2.98
                                                           ----------       --------         --------     --------         -----
Less distributions from net realized gain .........            (1.82)         (0.33)           (5.93)       (1.27)             -
                                                           ----------       --------         --------     --------         -----
Net asset value, end of period ....................           $22.04         $17.20           $15.12       $15.09          15.09
                                                           ==========       ========         ========     ========         =====
TOTAL RETURN+ .....................................            41.82%         16.32%           42.61%        8.31%         24.69%

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................             1.48%(3)       1.60%(1)         1.64%        1.73%          1.82%
Net investment loss ...............................            (0.83)%(3)     (0.70)%(1)       (0.64)%      (0.75)%        (0.72)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $1,326,846       $913,060         $893,111     $727,528       $767,170
Portfolio turnover rate ...........................               81%           113%              77%          45%            48%

--------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                            SEPTEMBER 30, 2000
                                                         ------------------------
                                                                 (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $21.80
                                                                 --------
Income (loss) from investment operations:
 Net investment loss ...................................           (0.11)
 Net realized and unrealized gain (loss) ...............           (1.09)
                                                                 --------
Total income (loss) from investment operations .........           (1.20)
                                                                 --------
Less distributions from net realized gain ..............           (1.97)
                                                                 --------
Net asset value, end of period .........................          $18.63
                                                                 ========
TOTAL RETURN+  .........................................           (5.54)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.88 %(2)(3)
Net investment loss ....................................           (1.14)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $18,935
Portfolio turnover rate ................................              27 %(1)



                                                                                                 FOR THE PERIOD
                                                            FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                ENDED              ENDED             THROUGH
                                                           MARCH 31, 2000     MARCH 31, 1999     MARCH 31, 1998
                                                         --------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $17.09             $15.08             $17.58
                                                              -------            -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.23)             (0.16)             (0.11)
 Net realized and unrealized gain (loss) ...............        6.76               2.50               2.26
                                                              -------            -------            -------
Total income (loss) from investment operations .........        6.53               2.34               2.15
                                                              -------            -------            -------
Less distributions from net realized gain ..............       (1.82)             (0.33)             (4.65)
                                                              -------            -------            -------
Net asset value, end of period .........................      $21.80             $17.09             $15.08
                                                              =======            =======            =======
TOTAL RETURN+ ..........................................       41.29%             15.90%             13.33%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.89%(3)           1.94%(3)           2.02%(2)
Net investment loss ....................................       (1.24)%(3)         (1.04)%(3)         (1.00)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $11,848             $3,041               $422
Portfolio turnover rate ................................          81%               113%                77%

--------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                            SEPTEMBER 30, 2000
                                                         ------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $22.49
                                                                -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.01)
 Net realized and unrealized gain (loss) ...............         (1.14)
                                                                -------
Total income (loss) from investment operations .........         (1.15)
                                                                -------
Less distributions from net realized gain ..............         (1.97)
                                                                -------
Net asset value, end of period .........................        $19.37
                                                                =======
TOTAL RETURN+ ..........................................         (5.08)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.88%(2)(3)
Net investment loss ....................................         (0.14)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        53,368
Portfolio turnover rate ................................            27 %(1)



                                                                                                 FOR THE PERIOD
                                                            FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                ENDED              ENDED             THROUGH
                                                           MARCH 31, 2000     MARCH 31, 1999     MARCH 31, 1998
                                                         --------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $17.41             $15.21             $17.58
                                                              -------            -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.04)             (0.01)             (0.08)
 Net realized and unrealized gain (loss) ...............        6.94               2.54               2.36
                                                              -------            -------            -------
Total income (loss) from investment operations .........        6.90               2.53               2.28
                                                              -------            -------            -------
Less distributions from net realized gain ..............       (1.82)             (0.33)             (4.65)
                                                              -------            -------            -------
Net asset value, end of period .........................      $22.49             $17.41             $15.21
                                                              =======            =======            =======
TOTAL RETURN+ ..........................................       42.75 %            17.02 %            14.09 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.89 %(3)          0.94 %(3)          1.43 %(2)
Net investment loss ....................................       (0.24)%(3)         (0.04)%(3)         (0.78)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $12,702             $1,563             $   11
Portfolio turnover rate ................................          81 %              113 %               77 %

--------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER GROWTH FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR
Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

The report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
GROWTH FUND





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SEMIANNUAL REPORT
September 30, 2000